TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Payable [Abstract]
Schedule of taxes payable
	December 31, 2017	December 31, 2016
Income tax payable	$5,503,770	$6,850,279
Value added tax payable	351,098	195,139
Business tax payable	978,130	1,406,039
Other taxes payable	234,595	293,106
Total taxes payable	$7,067,593	$8,744,563